Assets Held for Sale and Discontinued Operations	12 Months Ended
Mar. 31, 2026
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held for Sale and Discontinued Operations	Assets Held for Sale and Discontinued Operations

Accounting Policy

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continued use. Such assets, or disposal groups, are generally measured at the lower of their carrying amount and the fair value less costs of disposal. Impairment losses recognized upon initial classification as held-for-sale and subsequent gains and losses on re-measurement are recognized in the consolidated statements of income (loss) and comprehensive income (loss). Once classified as held-for-sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.

(a)    Assets Held for Sale

Bevo

On February 3, 2026, Aurora and its wholly owned subsidiary entered into a definitive agreement with Bevo pursuant to which, the Company agreed to exchange all of its common shares of Bevo for preferred shares of Bevo (the “Bevo Transaction”). Upon execution, Bevo’s assets and liabilities were classified as held for sale. Given the disposal of Bevo was through a single transaction, it was determined that Bevo’s assets and related liabilities represented a disposal group. The Bevo Transaction closed on February 17, 2026, resulting in the Company no longer controlling Bevo, and Bevo’s financial results presented as discontinued operations. Prior to the Bevo Transaction, Bevo comprised the Company’s Plant Propagation operating segment and constituted a cash generating unit.

ICC

In June 2024, Aurora made a formal decision to exit from its operations in Uruguay, which were operated through its wholly-owned subsidiary, ICC Labs Inc. (“ICC”). During the year ended March 31, 2025, the Company recognized an impairment loss of $11.6 million to measure the assets of ICC at their fair value less costs to sell. ICC previously formed part of the Cannabis operating segment and constituted a cash generating unit.

Assets held for sale are comprised of the following:

	Note	ICC	Land	Equipment	Bevo	Total
		$	$	$	$	$
Balance, March 31 2024		199	—	1,200	—	1,399
Additions		14,089	—	—	—	14,089
Impairment		(11,643)	—	—	—	(11,643)
Foreign exchange		57	—	—	—	57
Liabilities held for sale		(1,281)	—	—	—	(1,281)
Proceeds from disposal		(1,199)	—	(1,200)	—	(2,399)
Balance, March 31, 2025		222	—	—	—	222
Transfer from property, plant and equipment		—	1,548	371	—	1,919
Additions		—	—	—	178,103	178,103
Foreign exchange		(6)	67	—	—	61
Liabilities held for sale	10	—	—	—	(110,089)	(110,089)
Proceeds from disposal		(216)	—	—	(15,730)	(15,946)
Impairment		—	—	—	(25,068)	(25,068)
Non-controlling interest					(27,216)	(27,216)
Balance, March 31, 2026		—	1,615	371	—	1,986

During the year end March 31, 2026, the Company listed for sale land that was acquired as part of its acquisition of MedReleaf Australia in February 2024 and classified it as held for sale. Upon this classification it was measured at its carrying value.

Equipment reclassified to assets held for sale during the year ended March 31, 2026 relates to the Company’s wind down of the consumer channel. Equipment which was determined to be used exclusively in the consumer channel was measured at its fair value less costs to dispose. Upon its reclassification to held for sale an impairment of $0.7 million was recognized in impairment to property, plant and equipment reflected in the consolidated statements of income (loss) and comprehensive income (loss).
(b)    Discontinued Operations

The following table summarizes the financial results of Bevo and ICC presented as discontinued operations for the respective periods:

	Years ended March 31,
	2026	2025
	$	$
Revenue	56,163	54,729

Cost of sales	67,836	46,960

Loss on changes in fair value of inventory and biological assets sold	11,561	9,822
Unrealized gain on changes in fair value of biological assets	(12,856)	(7,250)
Gross profit (loss)	(10,378)	5,197

Operating expenses
General and administration	5,492	7,303
Sales and marketing	45	110
Depreciation and amortization	4,489	6,162
Share-based compensation	—	81
Total operating expenses	10,026	13,656

Other income (expenses)
Interest and other income	239	1,015
Finance and other costs	(5,896)	(5,718)
Foreign exchange loss (gain)	72	390
Other gains (losses)	558	(418)
Impairment of property, plant, and equipment	—	(11,870)
Impairment of intangible assets and goodwill	(23,367)	—
Total other income (expenses)	(28,394)	(16,601)

Income (loss) before income tax recovery (expense)	(48,798)	(25,060)

Income tax recovery (expense)
Current tax	—	(436)
Deferred tax	(3,479)	37
Income tax recovery (expense)	(3,479)	(399)

Impairment of plant propagation	(25,068)	—
Net loss from discontinued operations	(77,345)	(25,459)

Net loss from discontinued operations attributable to:
Aurora Cannabis Inc.	$(63,141)	$(24,782)
Non-controlling interest	$(14,204)	$(677)

On February 17, 2026, the Company exchanged its 24,627,908 common shares in Bevo for 57,556,000 preferred shares with a par and redemption value of $1.00 per share, disposing of its 50.1% ownership interest in Bevo pursuant to the Bevo Transaction. In addition, the Company received $5.5 million in settlement of the Bevo shareholder loan of $7.6 million, which previously eliminated on consolidation. As holder of the Bevo preferred shares, the Company will, among other things, be entitled to an annual 5% dividend on the par value of the Bevo preferred shares and distributions of 30% of eligible Bevo cash flow (which will increase to 40% following the 15-year anniversary of closing of the Bevo Transaction), which cash flow will first be paid to satisfy any unpaid dividend entitlements on the Bevo preferred shares and then be used to redeem the outstanding Bevo preferred shares, and 30% of proceeds on a Bevo liquidation event, including any sale of Bevo. The Company has retained its entitlement to the earnouts of up to $25.0 million and $15.0 million related to the Sky facility in Edmonton, Alberta and the Sun facility in Medicine Hat, Alberta, respectively, both of which are payable upon Bevo Farms successfully achieving certain financial milestones (Note 21).
The preferred shares are initially measured at fair value and remeasured at fair value through profit and loss at each reporting period (Note 21). On February 17, 2026, when the Bevo Transaction closed, the fair value of the preferred shares was $10.2 million, representing the consideration received in exchange for all of Bevo’s common shares. As at March 31, 2026, the preferred shares were remeasured with $10.6 million recorded to derivative asset on the consolidated statements of financial position and the change in fair value of $0.3 million was recorded to other gains (losses) on the consolidated statements of profit (loss) and comprehensive profit (loss).

Dividends and other distributions related to the preferred shares are recognized as other income in the consolidated statements of profit (loss) and comprehensive profit (loss) upon declaration by the board of directors of Bevo.

The following summarizes the impairment resulting from the Bevo Transaction on February 17, 2026:

Total

$
Consideration:
Cash	5,500
Preferred shares	10,230
Total consideration	15,730

Net assets disposed	68,014
Less: Non-controlling interest	(27,216)
40,798
Impairment of Plant Propagation	(25,068)